Goodwill	12 Months Ended
Jun. 30, 2015
GOODWILL [Abstract]
Goodwill
9.	GOODWILL

As a result of the acquisition of CJOL in June 2014 (see Note 16), the acquired assets and liabilities of CJOL are consolidated at their historical carrying amount by the Company in its consolidated financial statements started from February 19, 2013, including the goodwill that arose from SEEK’s acquisition of CJOL in May 2011. The changes in the carrying amount of goodwill for the years ended June 30, 2014 and 2015 were as follows:

Balance
RMB
Balance as of June 30, 2014	62,548
Balance as of June 30, 2015	62,548